Debt and Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, which is substantially uncollateralized, consists of the following:

	2014	2013
Senior Notes at interest rate of 3.625% [note 15[c]]	$750	$—
Bank term debt at a weighted average interest rate of approximately 8.2% [2013 – 6.3%], denominated primarily in Chinese renminbi and Brazilian real	173	239
Government loans at a weighted average interest rate of approximately 5.5% [2013 – 5.9%], denominated primarily in euros and Brazilian real	19	26
Other	53	67

	995	332
Less due within one year	184	230

	$811	$102

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2015	$184
2016	25
2017	12
2018	16
2019	2
Thereafter	756

$995

Interest Expense, Net
[e]	Interest expense, net includes:

	2014	2013	2012
Interest expense
Current	$26	$26	$27
Long-term	21	8	7

	47	34	34
Interest income	(18)	(18)	(18)

Interest expense, net	$29	$16	$16

Company's Commitments under Operating Leases and Requiring Annual Rental Payments
[g]	At December 31, 2014, the Company had commitments under operating leases requiring annual rental payments as follows:

Total
2015	$306
2016	273
2017	237
2018	188
2019	168
Thereafter	382

$1,554